Income tax, Major components of income tax expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax [Abstract]
R&D tax credit for the year	£ (2,209)	£ (9,322)	£ (12,432)
Foreign corporation tax on profits for the year	783	0	84
Adjustments in respect of prior years	20	370	(100)
Total current tax	(1,406)	(8,952)	(12,448)
Deferred tax [Abstract]
Current year	(1,352)	(459)	(439)
Effect of changes in tax rates	(13)	0	(1)
Originating and reversal of timing differences, including adjustments in respect of prior years	(150)	6	(379)
Total deferred tax	(1,515)	(453)	(819)
Total income tax credit	£ (2,921)	£ (9,405)	£ (13,267)